Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 930,228	$ 954,843	$ 759,872
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	647,102	566,972	521,484
Deferred income taxes, net	(26,134)	1,508	9,153
Loss on extinguishment of debt	13,397	6,346	22,211
Provision for bad debts and inventory obsolescence	3,884	5,570	2,431
Gain on involuntary conversion of assets	(4,152)
Share-based compensation expense	95,055	115,983	87,039
Net foreign currency adjustments	(1,934)	(5,537)
Changes in operating assets and liabilities:
Accounts receivable, net	(14,104)	(15,886)	15,050
Inventories	(6,155)	(9,052)	(17,129)
Prepaid expenses and other assets	(74,295)	(29,519)	(22,714)
Accounts payable	(58,635)	106,387	14,047
Accrued expenses and other liabilities	(29,028)	114,953	55,791
Advance ticket sales	347,376	262,603	154,012
Net cash provided by operating activities	1,822,605	2,075,171	1,601,247
Cash flows from investing activities
Additions to property and equipment, net	(1,637,170)	(1,566,796)	(1,372,214)
Cash received on settlement of derivatives	289	64,796	2,346
Cash paid on settlement of derivatives	(47,085)	(1,719)	(35,694)
Other	3,774	1,011	664
Net cash used in investing activities	(1,680,192)	(1,502,708)	(1,404,898)
Cash flows from financing activities
Repayments of long-term debt	(3,806,732)	(1,716,244)	(1,916,885)
Proceeds from long-term debt	4,122,297	1,904,865	1,816,390
Proceeds from employee related plans	31,937	28,819	30,032
Net share settlement of restricted share units	(20,939)	(13,855)	(6,342)
Purchases of treasury shares	(349,860)	(664,811)
Early redemption premium	(6,829)	(5,154)	(15,506)
Deferred financing fees	(23,262)	(118,422)	(56,195)
Net cash used in financing activities	(53,388)	(584,802)	(148,506)
Net increase (decrease) in cash and cash equivalents	89,025	(12,339)	47,843
Cash and cash equivalents at beginning of period	163,851	176,190	128,347
Cash and cash equivalents at end of period	$ 252,876	$ 163,851	$ 176,190